Quarterly Financial Data (Unaudited) - Schedule of Quarterly Financial Data (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 6,929	$ 4,105	$ 3,913	$ 6,246	$ 20,407	$ 121,910	$ 4,665	$ 4,874	$ 21,193	$ 151,856
Operating costs and expenses	48,530	52,012	32,284	38,792	55,205	24,993	18,123	28,200	171,618	126,521	$ 104,929
Net income (loss) attributable to Sorrento	$ (49,774)	$ (47,328)	$ (73,864)	$ (32,574)	$ 48,444	$ (2,061)	$ (14,187)	$ (23,064)	$ (203,540)	$ 9,132	$ (60,923)
Net income (loss) per share - basic (USD per share)	$ (0.41)	$ (0.40)	$ (0.73)	$ (0.38)	$ 0.60	$ (0.03)	$ (0.20)	$ (0.45)	$ (1.92)	$ 0.13	$ (1.21)
Net income (loss) per share - diluted (USD per share)	$ (0.41)	$ (0.40)	$ (0.73)	$ (0.38)	$ 0.58	$ (0.03)	$ (0.20)	$ (0.45)	$ (1.92)	$ 0.13	$ (1.21)
Weighted-average shares - basic (in shares)	121,552	117,021	100,563	84,941	80,486	76,887	70,302	50,886	106,150	69,742	50,360
Weighted-average shares - diluted (shares)	121,552	117,021	100,563	84,941	82,996	76,888	70,302	50,886	106,150	70,381	50,360